Subsequent Events - Additional Information (Detail) $ in Millions	9 Months Ended		12 Months Ended
	Oct. 02, 2016 USD ($) Store	Sep. 27, 2015 USD ($)	Jan. 03, 2016 USD ($) Store	Nov. 30, 2016 Location	Apr. 30, 2016 Location	Jan. 31, 2016 Location
Subsequent Event [Line Items]
Number of locations | Store	450		400
Aggregate purchase price | $	$ 58.5	$ 104.0
Hydro-Scape
Subsequent Event [Line Items]
Number of locations						17
Blue Max Materials, Inc.
Subsequent Event [Line Items]
Number of locations					5
Hydro-Scape and Blue Max
Subsequent Event [Line Items]
Aggregate purchase price | $			$ 43.2
Subsequent Event | Loma Vista Nursery
Subsequent Event [Line Items]
Number of locations				2